Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 35,495	S/ 40,329
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,216,203	1,337,233
Assets obtained	1,189,260	1,330,212
Credit exposure	26,943	7,021
Expected credit loss	690,947	716,823
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10	4
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,818	2,123
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,120,358	1,185,065
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	66,074	143,020
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	408,104	513,833
Assets obtained	564,774	601,879
Credit exposure	(156,670)	(88,046)
Expected credit loss	154,299	182,467
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10	4
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,818	2,123
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	495,872	456,732
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	66,074	143,020
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	91,195	174,855
Credit exposure	91,195	174,855
Expected credit loss	51,709	85,222
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	452,301	354,960
Credit exposure	452,301	354,960
Expected credit loss	430,902	336,041
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	238,527	268,528
Assets obtained	624,486	728,333
Credit exposure	(385,959)	(459,805)
Expected credit loss	45,101	99,850
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	624,486	728,333
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,190,127	1,312,176
Assets obtained	1,189,260	1,330,212
Credit exposure	867	(18,036)
Expected credit loss	682,011	703,580
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10	4
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,818	2,123
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,120,358	1,185,065
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	66,074	143,020
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	26,076	25,057
Assets obtained	0	0
Credit exposure	26,076	25,057
Expected credit loss	8,936	13,243
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 0	S/ 0